Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 14,067,634	$ 2,155,991	¥ 13,193,519	¥ 12,795,897